Basis of preparation - Schedule of Foreign Currency Exchange Rate Translation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Canadian Dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	1.42		1.42		1.37
Average foreign currency exchange rate	1.40	1.38	1.38	1.40
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	0.88		0.88		0.85
Average foreign currency exchange rate	0.87	0.86	0.86	0.89
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	6.70		6.70		6.99
Average foreign currency exchange rate	6.74	7.16	6.82	7.22